Long-term debt (Tables)	3 Months Ended
Mar. 31, 2011
Long-term debt (Tables) [Abstract]
Long-term debt

	Current liabilities		Non-current liabilities
	March 31,	December 31,	March 31,	December 31,
	2011	2010	2011	2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,078	2,384	2,580	2,530
Others	22	18	278	217
Fixed Rate Notes
US dollars	—	—	10,236	10,242
EUR	—	—	1,055	1,003
Perpetual notes	—	—	78	78
Accrued charges	189	233	—	—

	1,289	2,635	14,227	14,070

Brazilian debt
Brazilian reais indexed to Long-term Interest Rate — TJLP/CDI	86		3,991
Brazilian reais indexed to General Price Index-Market (IGP-M)	—	76	—	3,891
Basket of currencies	5	1	142	125
Non-convertible debentures	—	—	2,844	2,767
US dollars denominated	3	1	823	738
Accrued charges	175	110	—	—

	269	188	7,800	7,521

Total	1,558	2,823	22,027	21,591

Maturities of Long-term Debt
The long-term portion at March 31, 2011 was as follows (Unaudited):

2012	1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467

22,027

Annual interest rates on long-term debt
At March 31, 2011 annual interest rates on long-term debt were as follows (Unaudited):

Up to 3%	4,514
3.1% to 5% (*)	2,213
5.1% to 7%	8,697
7.1% to 9% (**)	3,484
9.1% to 11% (**)	151
Over 11% (**)	4,446
Variable	80

23,585

Non-convertible debentures in Brazilian Reais denominated
Vale has non-convertible debentures at Brazilian Real denominated as follows:

					Balance
					March 31,
	Quantity as of March 31, 2011				2011	December 31,
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	(Unaudited)	2010
2nd Series	150,000	150,000	November 20, 2010	101.75% CDI	2,553	2,429
Tranche “B”	400,000	400,000	November 20, 2013	100% CDI + 0.25%	388	367

					2,941	2,796

Long-term portion					2,844	2,767
Accrued chages					97	29

					2,941	2,796

Indexation rates applied to debt
The indexation indices/ rates applied to our debt were as follows:

	Three-month period ended (unaudited)
	March	December	March
	31, 2011	31, 2010	31, 2010
TJLP — Long-Term Interest Rate (effective rate)	(4.5)	1.5	1.5
IGP-M — General Price Index — Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	2.3	1.7	(2.2)